PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 5,913	$ 2,746	$ 1,888
Capitalized costs related to the development of internal-use software	4,931	3,702	1,499
Amortization of capitalized software development costs	1,492	547	232
Net carrying value of capitalized internal-use software	$ 8,233	$ 4,793	$ 1,638